Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-retirement benefits plans - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Investment strategies
Equity securities	€ 1,055	€ 1,249
Equity securities (as a percent)	5.00%	6.00%
Fixed income securities	€ 14,863	€ 14,890
Fixed income securities (as a percent)	72.00%	71.00%
Insurance contracts	€ 648	€ 807
Insurance contracts (as a percent)	3.00%	4.00%
Real estate	€ 860	€ 1,010
Real estate (as a percent)	4.00%	5.00%
Short-term investments	€ 945	€ 689
Short-term investments (as a percent)	5.00%	3.00%
Private equity and other	€ 2,352	€ 2,269
Private equity and other (as a percent)	11.00%	11.00%
Total	€ 20,723	€ 20,914
Total (as a percent)	100.00%	100.00%
Quoted
Investment strategies
Equity securities	€ 1,055	€ 1,249
Fixed income securities	14,721	14,750
Insurance contracts	0	0
Real estate	0	0
Short-term investments	945	689
Private equity and other	103	106
Total	16,824	16,794
Unquoted
Investment strategies
Equity securities	0	0
Fixed income securities	142	140
Insurance contracts	648	807
Real estate	860	1,010
Short-term investments	0	0
Private equity and other	2,249	2,163
Total	€ 3,899	€ 4,120